Mining rights	12 Months Ended
Dec. 31, 2019
Mining rights [abstract]
Mining rights
13	Mining rights

The movements in the carrying amount of mining rights during the years are as follow:

	2019	2018

Beginning of the year
Cost	2,406,567	2,406,567
Accumulated impairment losses	(895,381)	(760,296)

Net book value	1,511,186	1,646,271

Movement:
Addition	66,319	-
Impairment charge for the year	-	(135,085)

End of the year	1,577,505	1,511,186

Cost	2,472,886	2,406,567
Accumulated impairment losses	(895,381)	(895,381)

Net book value	1,577,505	1,511,186

In 2019, No impairment losses for mining rights (2018: RMB135 million) have been recognised.